Summary of Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	9 Months Ended			12 Months Ended
	Dec. 31, 2020 USD ($) shares	Oct. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) shares	Oct. 31, 2020 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($) Day	Jan. 31, 2020 USD ($) Day	Jun. 30, 2021 USD ($)	May 31, 2021	Mar. 31, 2021 USD ($)	Mar. 09, 2021 USD ($)	Jan. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Federal depository insurance coverage limit	$ 250,000		$ 250,000
Cash equivalents	0		$ 0
Restricted investments maturity			185 days
Unrecognized tax benefits	0		$ 0
Unrecognized tax benefits accrued interest and penalties	0		0
Accumulated deficit	(1,400)		(52,544,147)					$ (45,908,320)		$ (45,671,947)	$ (10,757,140)
Net cash outflows from operations	0		3,462,261
Long term debt, Gross	96,000
Planet Labs Inc.
Significant Accounting Policies [Line Items]
Unrecognized tax benefits		$ 5,400,000				$ 4,714,000	$ 3,918,000					$ 3,234,000
Unrecognized tax benefits accrued interest and penalties		0				0	0
Accumulated deficit		(731,064,000)				(639,905,000)	(512,802,000)
Net loss before income tax		(90,337,000)		$ (89,036,000)		(126,030,000)	(123,584,000)
Net cash outflows from operations		21,016,000		28,096,000		4,027,000	33,687,000
Cash and cash equivalents at carrying value		58,989,000				71,183,000	21,678,000
Long term debt, Gross		174,925,000				$ 163,856,000
Substantial doubt about going concern, Conditions or Events						Because the Company has historically generated net losses and negative cash flows from operations, it may be unable to refinance its debt or raise sufficient capital to cause the conversion of its outstanding 2020Convertible Notes into equity securities prior to the springing maturity condition coming into effect. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.
Restricted cash		6,100,000				$ 5,400,000
Restricted cash, current		309,000				375,000	1,576,000
Nonfinancial assets, Fair value		0				0	0
Concentration risk, Credit risk, Financial instrument, Maximum exposure						70,500,000
Depreciation		28,100,000		38,900,000		52,700,000	69,100,000
Goodwill impairment						$ 0	0
Threshold minimum percentage for recognition of tax benefit						50.00%
Foreign currency gain loss for the period						$ 300,000	$ 300,000
Number of reportable segments | Day						1	1
Decrease in depreciation expense		13,700,000
Decrease in basic and diluted net loss per share attributable to common stockholders		450,000
Deferred offering costs capitalized within other assets		6,300,000
Planet Labs Inc. | Satellites [Member]
Significant Accounting Policies [Line Items]
Depreciation		$ 24,500,000		$ 34,000,000.0		$ 44,200,000	$ 58,600,000
Planet Labs Inc. | Satellites [Member] | Retired Satellites [Member]
Significant Accounting Policies [Line Items]
Depreciation						$ 700,000	$ 2,500,000
Planet Labs Inc. | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage		10.00%		10.00%		10.00%	10.00%
Planet Labs Inc. | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage						12.00%	13.00%
Planet Labs Inc. | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage						10.00%
Planet Labs Inc. | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage						10.00%
Planet Labs Inc. | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage						32.00%	50.00%
Planet Labs Inc. | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage						18.00%
Planet Labs Inc. | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Significant Accounting Policies [Line Items]
Concentration risk percentage						12.00%
Planet Labs Inc. | Prepaid Expenses and Other Current Assets [Member]
Significant Accounting Policies [Line Items]
Restricted cash, current		$ 300,000				$ 400,000	$ 1,600,000
Planet Labs Inc. | Money Market Funds [Member]
Significant Accounting Policies [Line Items]
Restricted cash		4,200,000				4,300,000
Planet Labs Inc. | Deposits [Member]
Significant Accounting Policies [Line Items]
Restricted cash		300,000				200,000
Planet Labs Inc. | Performance Guarantees Required For The Foreign Sales Activities [Member]
Significant Accounting Policies [Line Items]
Restricted cash		1,600,000				900,000
Planet Labs Inc. | Subsequent Event [Member]
Significant Accounting Policies [Line Items]
Expected decrease in depreciation expense					$ 17,600,000
Planet Labs Inc. | Subsequent Event [Member] | Amended LOI [Member]
Significant Accounting Policies [Line Items]
Business acquisition, Percentage of voting interests acquired									100.00%
Planet Labs Inc. | Two Thousand And Twenty Convertible Notes And Venture Tranche B [Member]
Significant Accounting Policies [Line Items]
Long term debt, Gross		77,100,000				77,100,000
Planet Labs Inc. | Two Thousand And Twenty Convertible Notes [Member] | Matures June Twenty Two Two Thousand And Twenty Two [Member]
Significant Accounting Policies [Line Items]
Long term debt, Gross		71,100,000				71,100,000
Planet Labs Inc. | Venture Tranche B [Member] | No Stated Maturity Date [Member]
Significant Accounting Policies [Line Items]
Long term debt, Gross		$ 6,000,000.0				$ 6,000,000.0
Planet Labs Inc. | SVB Hercules Loan [Member]
Significant Accounting Policies [Line Items]
Debt instrument, Maturity date, Description		The SVB and Hercules Loan also contained a “springing maturity” provision, which accelerates the maturity date for repayment of the loan, including interest and fees to March 23, 2022, if the outstanding 2020 Convertible Notes did not convert into equity securities by such date.				The SVB and Hercules Loan also contains a “springing maturity” provision, which accelerates the maturity date for repayment of the loan, including interest and fees to March 23, 2022, if the outstanding 2020 Convertible Notes have not converted into equity securities by such date.
Planet Labs Inc. | SVB Hercules Loan [Member] | Matures June Twenty One Two Thousand And Twenty Two [Member]
Significant Accounting Policies [Line Items]
Long term debt, Gross		$ 67,000,000.0				$ 67,000,000.0
Maximum [Member]
Significant Accounting Policies [Line Items]
Public Shares redeemable amount limit of net tangible assets	$ 5,000,001		$ 5,000,001
Class A Shares [Member]
Significant Accounting Policies [Line Items]
Common stock subject to possible redemption | shares	0		34,500,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			12,833,333
Class B Shares [Member] | Over-Allotment Option [Member]
Significant Accounting Policies [Line Items]
Common stock shares subject to forfeiture | shares	1,125,000